Business Segments (Narratives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013 Segment
Business Segment Information
Number of operating business segments	5
Business Segments | Industrial
Business Segment Information
Increase (decrease) in net sales due to product transfers	$ 73
Business Segments | Safety and Graphics
Business Segment Information
Increase (decrease) in net sales due to product transfers	$ (73)